Goodwill And Other Intangible Assets, Net (Estimated Future Amortization Expense Of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
2012	$ 7,029
2013	3,020
2014	2,142
2015	2,023
Thereafter	12,025
Total estimated future amortization expense	$ 26,239